Leases - Narrative (Q2) (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($) MW	Jun. 30, 2025 USD ($) MW	Dec. 31, 2024 USD ($)	Aug. 31, 2024 MW
Lessee, Lease, Description [Line Items]
Lease not yet commenced term			17 years
Escrow refund		$ 304,000
Electrical power access | MW	135	135		50
Equity method investment	$ 56,947	$ 56,947	$ 0
Joint Venture
Lessee, Lease, Description [Line Items]
Equity interest	15.00%	15.00%
Equity method investment	$ 57,000	$ 57,000
Joint Venture | Developer
Lessee, Lease, Description [Line Items]
Equity interest	85.00%	85.00%
Joint Venture | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Lessee, Lease, Description [Line Items]
Contributed net assets worth	$ 57,000
Data Center
Lessee, Lease, Description [Line Items]
Renewal term	10 years	10 years	10 years
Data Center And Office Buildings
Lessee, Lease, Description [Line Items]
Lease not yet commenced, liability	$ 34,000,000	$ 34,000,000	$ 15,000,000
Various Data Centers
Lessee, Lease, Description [Line Items]
Lease not yet commenced, liability	$ 900,000	$ 900,000	$ 1,100,000
Lease not yet commenced term	13 years	13 years
Single Site, Data Center
Lessee, Lease, Description [Line Items]
Lease not yet commenced term	15 years	15 years
Electrical power access | MW	133	133
Minimum | Office Building
Lessee, Lease, Description [Line Items]
Term of contract	3 years	3 years	4 years
Minimum | Data Center
Lessee, Lease, Description [Line Items]
Term of contract	5 years	5 years	3 years
Minimum | Data Center And Office Buildings
Lessee, Lease, Description [Line Items]
Lease not yet commenced term	4 years	4 years	5 years
Minimum | Single Site, Data Center
Lessee, Lease, Description [Line Items]
Lease not yet commenced, liability	$ 3,800,000	$ 3,800,000
Maximum | Office Building
Lessee, Lease, Description [Line Items]
Term of contract	10 years	10 years	10 years
Maximum | Data Center
Lessee, Lease, Description [Line Items]
Term of contract	15 years	15 years	15 years
Maximum | Data Center And Office Buildings
Lessee, Lease, Description [Line Items]
Lease not yet commenced term	16 years	16 years	16 years
Maximum | Single Site, Data Center
Lessee, Lease, Description [Line Items]
Lease not yet commenced, liability	$ 4,800,000	$ 4,800,000